Segment report - Segment information (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Income Statement
Turnover	R 99,170	R 102,944	R 203,576
Earnings before interest and tax (EBIT)	9,853	20,791	9,697
Operating Business Units
Income Statement
Earnings before interest and tax (EBIT)	2,397	3,425	3,812
Mining
Income Statement
Earnings before interest and tax (EBIT)	1,374	2,661	4,701
Exploration and Production International
Income Statement
Earnings before interest and tax (EBIT)	1,023	764	(889)
Strategic Business Units
Income Statement
Earnings before interest and tax (EBIT)	6,549	16,240	8,095
Energy
Income Statement
Earnings before interest and tax (EBIT)	6,743	9,565	16,566
Base Chemicals
Income Statement
Earnings before interest and tax (EBIT)	(1,488)	3,076	(1,431)
Performance Chemicals
Income Statement
Earnings before interest and tax (EBIT)	1,294	3,599	(7,040)
Group Functions
Income Statement
Earnings before interest and tax (EBIT)	907	1,126	(2,210)
Group performance
Income Statement
Turnover	111,764	114,013	227,050
Group performance | Operating Business Units
Income Statement
Turnover	12,983	12,584	26,060
Group performance | Mining
Income Statement
Turnover	10,348	9,906	20,876
Group performance | Exploration and Production International
Income Statement
Turnover	2,635	2,678	5,184
Group performance | Strategic Business Units
Income Statement
Turnover	98,781	101,403	200,912
Group performance | Energy
Income Statement
Turnover	41,206	43,623	83,803
Group performance | Base Chemicals
Income Statement
Turnover	24,642	23,011	48,813
Group performance | Performance Chemicals
Income Statement
Turnover	32,933	34,769	68,296
Group performance | Group Functions
Income Statement
Turnover		26	78
Intersegmental turnover
Income Statement
Turnover	R (12,594)	R (11,069)	R (23,474)